Note 35 - Subsequent Events	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
35	Subsequent events

Acquisition of IPSCO Tubulars, Inc.

▪	Acquisition

On
January 2, 2020,
Tenaris acquired
100%
of the shares of IPSCO Tubulars, Inc. (“IPSCO”), a U.S. manufacturer of steel pipes, from PAO TMK (“TMK”). The acquisition price was determined on a cash-free, debt-free basis, and the amount paid in cash at the closing, following contractual adjustments for cash, indebtedness, working capital and certain other items as estimated by the seller as of the closing date, was
$1,067
million. The final acquisition price is subject to a contractual true-up adjustment based on actual amounts of cash, indebtedness, working capital and certain other items as of the closing date.

IPSCO’s facilities are located mainly in the midwestern and northeastern regions of the country. IPSCO’s steel shop in Koppel, Pennsylvania, is Tenaris’s first
in the United States, providing vertical integration through domestic production of a relevant part of its steel bar needs. Its Ambridge, Pennsylvania, mill adds a second
seamless manufacturing facility and complements Tenaris’s seamless plant in Bay City, Texas.

In connection with the closing of the transaction, the parties entered into a
6
-year master distribution agreement (the “MDA”) whereby, beginning on
January 2, 2020,
Tenaris will be the exclusive distributor of TMK’s OCTG and line pipe products in United States and Canada. At the end of the MDA’s
6
-years term, TMK will have the option to extend the duration of its term for an additional
12
months. Under the MDA, Tenaris is required to purchase specified minimum volumes of TMK-manufactured OCTG and line pipe products.

The Company will begin consolidating IPSCO’s balances and results of operations as from
January 2, 2020.
The Company has retained a
third
party expert to estimate the purchase price allocation. As of the date of publication of these Consolidated Financial Statements, the purchase price allocation is still in progress.

The short period of time between the acquisition date and the date of approval of these Consolidated Financial Statements, as well as the considerable size and complexity of the acquired business, makes it impracticable for the Company to provide all disclosures required by IFRS
3
applicable to a business combination that occurred subsequent to year end.

Following the preparation of the initial purchase price allocation, the Company will continue its review and will make any necessary adjustments during the following
12
months, in accordance with IFRS
3.